MORTGAGE NOTES RECEIVABLE (Parentheticals) (Details) - Other mortgage notes outstanding - Mortgage Notes due 2046	12 Months Ended
Dec. 31, 2015
Minimum
Mortgage Loans On Real Estate [Line Items]
Mortgage loans on real estate, interest rate	8.35%
Maximum
Mortgage Loans On Real Estate [Line Items]
Mortgage loans on real estate, interest rate	12.00%